Share-Based Compensation - Summary of Stock Options (Details) - Restricted Stock shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Stock Units
Outstanding (in shares)	5,183
Granted (in shares)	1,035
Vested (in shares)	(720)
Forfeited (in shares)	(365)
Outstanding (in shares)	5,133
Vested and expected to vest (in shares)	3,881
Weighted Average Contractual Term
Outstanding	2 years 3 months
Vested and expected to vest	2 years 7 days
Aggregate Intrinsic Value
Outstanding | $	$ 261,458
Vested and expected to vest | $	$ 205,097